SEGMENTED INFORMATION - Schedule of Segmented Basis About Certain Items in Brookfield Renewables Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 2,093	$ 3,135	$ 1,141	$ 998
Property, plant and equipment, at fair value	70,456	73,475
Total assets	98,701	94,809
Total liabilities	63,727	58,353
Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	963	866
Property, plant and equipment, at fair value	33,594	30,949
Total assets	42,616	37,778
Total liabilities	31,790	27,465
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(141)	(112)
Property, plant and equipment, at fair value	(2,503)	(1,831)
Total assets	(2,056)	(2,272)
Total liabilities	(2,056)	(2,272)
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	1,271	2,381
Property, plant and equipment, at fair value	39,365	44,357
Total assets	58,141	59,303
Total liabilities	33,993	33,160
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	36,123	33,198
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	200	55
Property, plant and equipment, at fair value	15,227	14,669
Total assets	16,492	15,653
Total liabilities	10,035	9,187
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	46	52
Property, plant and equipment, at fair value	1,428	1,238
Total assets	1,687	1,452
Total liabilities	520	460
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	19	24
Property, plant and equipment, at fair value	5,765	2,801
Total assets	6,305	3,184
Total liabilities	4,075	1,725
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	16,973	19,939
Wind | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	268	453
Property, plant and equipment, at fair value	5,464	5,255
Total assets	7,545	7,081
Total liabilities	5,811	5,617
Solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	14,332	18,455
Solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	169	151
Property, plant and equipment, at fair value	3,684	3,784
Total assets	6,041	4,894
Total liabilities	4,264	3,393
Distributed energy & storage | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	136	70
Property, plant and equipment, at fair value	1,700	2,558
Total assets	2,576	3,313
Total liabilities	1,833	1,992
Sustainable solutions | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	40	56
Property, plant and equipment, at fair value	326	644
Total assets	1,801	2,106
Total liabilities	311	934
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	85	5
Property, plant and equipment, at fair value	0	0
Total assets	169	95
Total liabilities	$ 4,941	$ 4,157